Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Common stock, par value (in Swiss francs per share)	SFr 0.12	SFr 0.12
Common stock, shares issued (in shares)	2,053,000,000	2,168,000,000
Treasury stock (in shares)	95,000,000	137,000,000